RESTRUCTURING OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Aggregate Pre-Tax Restructuring Charges (Credits) in Consolidated Statements of Income

Aggregate pre-tax restructuring charges (credits) included in the consolidated statements of income were recorded by line item as follows:

	2012	2011	2010
Manufacturing cost of sales	$3.5	$0.9	$5.3
Selling and technical services	3.1	—	(0.1)
Research and process development	0.5	—	(0.1)
Administrative and general	14.1	(0.1)	(0.6)

Total	$21.2	$0.8	$4.5

Components of Restructuring Initiatives

The remaining reserve at December 31, 2012 of $0.1 relating to 2009 restructuring initiatives is expected to be paid through 2014.

Restructuring Initiatives:	2009	2010		2011	2012	Total
Balance December 31, 2009	$4.6	$0.0		$0.0	$0.0	$4.6

2010 charges (credits)	(1.0)	5.5		0.0	0.0	4.5
Non-cash items	(0.1)	(1.7	)(1)	0.0	0.0	(1.8)
Cash payments	(2.0)	(2.3)		0.0	0.0	(4.3)
Currency translation adjustments	0.0	0.0		0.0	0.0	0.0

Balance December 31, 2010	$1.5	$1.5		$0.0	$0.0	$3.0

2011 charges (credits)	(0.3)	1.1		0.0	0.0	0.8
Non-cash items	0.0	0.0		0.0	0.0	0.0
Cash payments	(1.0)	(2.3)		0.0	0.0	(3.3)
Currency translation adjustments	0.0	0.0		0.0	0.0	0.0

Balance December 31, 2011	$0.2	$0.3		$0.0	$0.0	$0.5

2012 charges (credits)	0.1	(0.2)		0.0	21.3	21.2
Non-cash items	0.0	0.0		0.0	(0.1)	(0.1)
Cash payments	(0.2)	(0.1)		0.0	(8.3)	(8.6)
Currency translation adjustments	0.0	0.0		0.0	0.3	0.3

Balance December 31, 2012	$0.1	$0.0		$0.0	$13.2	$13.3

(1)	Represents write-offs of related to inventories and construction in progress at our Mt. Pleasant, Tennessee facility.